Related Party Balances and Transactions (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel
	Year ended July 31,
	2020	2019	2018
Administrative fees	$42,600	$23,238	$32,000

Disclosure of information about transactions with HDSI parties
	Year ended July 31,
	2020	2019	2018
HDSI: Services received based on management services agreement	$77,603	$50,406	$72,000
HDSI: Reimbursement of third party expenses paid	27,075	26,904	43,000
Total	$104,678	$77,310	$115,000

Disclosure of information about outstanding balances
	July 31, 2020	July 31, 2019
Balances payable to HDSI	$75,832	$2,972,945